Cover	Feb. 14, 2025
Cover [Abstract]
Entity Registrant Name	BUSINESS WARRIOR CORPORATION
Entity Central Index Key	0001830503
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Feb. 14, 2025
Entity Ex Transition Period	false
Entity File Number	333-265471
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	90-1901168
Entity Address Address Line 1	455 E Pebble Road
Entity Address Address Line 2	#230912
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89123-0912
City Area Code	855
Local Phone Number	294-2900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false